Group Information (Tables)	12 Months Ended
Dec. 31, 2020
Group Informationtext Block [Abstract]
Schedule of consolidated financial statements
Name	Registered address and country of incorporation	Principal activities	Equity interest
Cazoo Holdings Limited	41 Chalton Street, London, NW1 1JD, United Kingdom	Activities of other holding companies	100%
Cazoo Limited		Sale of used cars and light motor vehicles	– 61,600,000 Ordinary shares – 100% – 30,250,000 Series A shares – 100% – 29,411,765 Series B shares – 100% – 23,470,589 Series C shares – 100%
Cazoo Properties Limited		Activities of other holding companies	100,000 Ordinary shares – 100%
Imperial Car Supermarkets Limited		Sale of used cars and light motor vehicles	900 Ordinary shares – 100%
Imperial Cars of Swanwick Limited		Sale of used cars and light motor vehicles	1000 Ordinary shares – 100%
Carsaz Limited		Sale of used cars and light motor vehicles	25 Ordinary shares – 100%